Restatement of comparatives - Schedule of material restatement of profit or loss and other comprehensive income (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense	$ (9,359,972)	$ (10,988,075)
General and administrative expense	(4,276,514)	(2,482,582)
Loss before tax	(13,721,573)	(13,517,822)
Income tax benefit	135,546	315,974
Loss after tax	$ (13,586,027)	$ (13,201,848)
Impact on basic and diluted earnings per share increase/(decrease) in earning per share
Basic loss for the year attributable to equity holders	$ (9.327)	$ (10)
Diluted loss for the year attributable to equity holders	$ (9.327)	$ (10)
Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense		$ (11,029,851)
General and administrative expense		(2,261,366)
Loss before tax		(13,338,382)
Income tax benefit		315,974
Loss after tax		$ (13,022,408)
Impact on basic and diluted earnings per share increase/(decrease) in earning per share
Basic loss for the year attributable to equity holders		$ (9.864)
Diluted loss for the year attributable to equity holders		$ (9.864)
Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense		$ 41,776
General and administrative expense		(221,216)
Loss before tax		(179,440)
Income tax benefit		0
Loss after tax		$ (179,440)
Impact on basic and diluted earnings per share increase/(decrease) in earning per share
Basic loss for the year attributable to equity holders		$ (0.136)
Diluted loss for the year attributable to equity holders		$ (0.136)